Investments in affiliated companies (Details Textual) ¥ in Thousands, ¥ in Thousands, $ in Thousands	1 Months Ended											12 Months Ended								36 Months Ended
	Jun. 30, 2015 CNY (¥)	Aug. 31, 2014 CNY (¥)	Aug. 31, 2014 USD ($)	Jul. 31, 2013 CNY (¥)	Jul. 31, 2013 USD ($)	Jul. 31, 2013 JPY (¥)	Jun. 30, 2013 CNY (¥)	Nov. 30, 2012 USD ($) Entities	Jul. 31, 2011 CNY (¥)	Feb. 28, 2010 CNY (¥)	Sep. 30, 2009 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 JPY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 JPY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2011 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 JPY (¥)	Feb. 28, 2018	Dec. 31, 2015 JPY (¥)	Dec. 15, 2015	Jul. 15, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Investments in and Advances to Affiliates [Line Items]
Payments to Acquire Equity and Cost Method Investments											¥ 6,000	¥ 0		¥ 2,460		¥ 1,971			¥ 20,362
Equity Method Investment, Ownership Percentage												100.00%										60.00%		100.00%
Equity Method Investments												¥ 11,525		126,498
Consideration For Transfer Of Equity Interest																95,840
Gain (Loss) on Sale of Equity Investments														9,080		34,295
Equity Method Investment, Realized Gain (Loss) on Disposal												10	$ 1	¥ 13,852		97,124
Proceeds from Sale of Intangible Assets																	¥ 1,565,500			¥ 89,197	¥ 1,565,500
Gain (Loss) on Disposition of Intangible Assets																¥ 62,830	¥ 1,052,422
Assets Received In Liquidation Description														i) cash received of RMB 36,238 and ii) accounts receivable from one related party of the Company of RMB 99,340, was recognized in “Other Income” in the consolidated statement of Comprehensive Loss for the year ended December 31, 2017.	i) cash received of RMB 36,238 and ii) accounts receivable from one related party of the Company of RMB 99,340, was recognized in “Other Income” in the consolidated statement of Comprehensive Loss for the year ended December 31, 2017.
Cash Received Liquidation												¥ 11,535		¥ 36,238
Accounts Receivable , Liquidation														99,340
Hainan Tianneng Power Co., Ltd. (Tibetan Yingli) [Member]
Investments in and Advances to Affiliates [Line Items]
Equity Method Investment, Ownership Percentage											20.00%
Project Solariant Portfolio [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of Equity Interest Transferred to Another Entity																									100.00%
Other Current Liabilities [Member]
Investments in and Advances to Affiliates [Line Items]
Partial Consideration For Transfer Of Equity				¥ 42,499																			¥ 815,700
Prepaid Expenses and Other Current Assets [Member]
Investments in and Advances to Affiliates [Line Items]
Equity Method Investments														30,347
Hainan Tianneng Power Co., Ltd. [Member]
Investments in and Advances to Affiliates [Line Items]
Equity Method Investment, Ownership Percentage																							26.53%			27.66%	27.66%	11.45%
Guokai Siyuan Beijing Investment Fund Co., Ltd. [Member]
Investments in and Advances to Affiliates [Line Items]
Number of Other Entities Participating in Acquisition | Entities								35
Payments to Acquire Equity and Cost Method Investments | $								$ 150,000
Cost Method Investment Period of Operations of Investee								10 years
Shanghai Sailing Xili Equity Investment Fund LLP [Member]
Investments in and Advances to Affiliates [Line Items]
Equity Method Investment, Ownership Percentage		49.20%	49.20%
Principal Available for Investment | $			$ 1,004,000
Tongmei Yingli New Energy Industry Co., Ltd. [Member]
Investments in and Advances to Affiliates [Line Items]
Payments to Acquire Equity and Cost Method Investments		¥ 30,000											20,000
Equity Method Investment, Ownership Percentage		30.00%	30.00%									40.00%
Gain (Loss) on Sale of Equity Investments												¥ 10
Solariant Portfolio Two Godo Kaisha [Member]
Investments in and Advances to Affiliates [Line Items]
Equity Method Investment, Ownership Percentage				49.48%
Yingli Energy China Company Limited [Member]
Investments in and Advances to Affiliates [Line Items]
Equity Method Investment, Ownership Percentage		50.80%	50.80%
Yingli Energy China Company Limited [Member] | Hainan Tianneng Power Co., Ltd. [Member]
Investments in and Advances to Affiliates [Line Items]
Equity Method Investment, Ownership Percentage												9.35%
Yingli Energy China Company Limited [Member] | Beijing Jingyi Green Energy Power System Engineering Co., Ltd. [Member]
Investments in and Advances to Affiliates [Line Items]
Payments to Acquire Equity and Cost Method Investments									¥ 1,875			¥ 11,875	1,727	11,875
Cost Method Investment Ownership Percentage										10.00%
Proceeds from Sale of Equity and Cost Method Investments										¥ 10,000
Yingli Energy China Company Limited [Member] | Guokai Siyuan Beijing Investment Fund Co., Ltd. [Member]
Investments in and Advances to Affiliates [Line Items]
Payments to Acquire Equity and Cost Method Investments												¥ 150,000	$ 21,817	150,000
Yingli Energy China Company Limited [Member] | Shanghai Sailing Xili Equity Investment Fund LLP [Member]
Investments in and Advances to Affiliates [Line Items]
Payments to Acquire Equity and Cost Method Investments																		¥ 153,000
Hainan Yingli New Energy Resources Company Limited [Member]
Investments in and Advances to Affiliates [Line Items]
Equity Method Investment, Ownership Percentage												2.97%
Hainan Yingli New Energy Resources Company Limited [Member] | Hainan Tianneng Power Co., Ltd. [Member]
Investments in and Advances to Affiliates [Line Items]
Payments to Acquire Equity and Cost Method Investments				¥ 12,000			¥ 40,000
Equity Method Investment, Ownership Percentage							18.31%
Yingli Beijing [Member] | Shandong Hi-speed Yingli New Energy Co., Ltd. [Member]
Investments in and Advances to Affiliates [Line Items]
Payments to Acquire Equity and Cost Method Investments	¥ 17,500
Equity Method Investment, Ownership Percentage	35.00%
Yingli Japan [Member]
Investments in and Advances to Affiliates [Line Items]
Payments to Acquire Equity and Cost Method Investments | $					$ 546,500
Equity Method Investment, Ownership Percentage				37.50%
Equity Method Investment, Realized Gain (Loss) on Disposal														¥ 15,281	¥ 261,800
Yingli Japan [Member] | Solariant Portfolio Two Godo Kaisha [Member]
Investments in and Advances to Affiliates [Line Items]
Payments to Acquire Equity and Cost Method Investments				¥ 7,782		¥ 151,500
Yingli Japan [Member] | SPG's payables [Member]
Investments in and Advances to Affiliates [Line Items]
Payments to Acquire Equity and Cost Method Investments				¥ 20,580	$ 3,177	¥ 395,000